Segment information (Tables)	6 Months Ended
Jun. 30, 2015
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes
in	6M15	6M14
Net revenues (CHF million)
Private Banking & Wealth Management	6,124	6,286
Investment Banking	6,964	6,758
Adjustments [1,2]	257	(27)
Net revenues	13,345	13,017
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	1,771	263
Investment Banking	1,560	1,579
Adjustments [1,3]	(402)	(748)
Income before taxes	2,929	1,094
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

2
Includes noncontrolling interest-related revenues of CHF (13) million and CHF 397 million in 6M15 and 6M14, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues.

3
Includes noncontrolling interest income of CHF (20) million and CHF 374 million in 6M15 and 6M14, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets
end of	6M15	2014
Total assets (CHF million)
Private Banking & Wealth Management	356,057	345,949
Investment Banking	459,977	529,044
Adjustments [1]	46,465	29,856
Total assets	862,499	904,849
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.